Share capital (Details) - DKK (kr)																																	12 Months Ended								36 Months Ended
	Dec. 14, 2018	Sep. 14, 2018	Nov. 20, 2017	Sep. 22, 2017	Sep. 01, 2017	Aug. 18, 2017	Aug. 15, 2017	Aug. 15, 2017	Aug. 14, 2017	Jun. 15, 2017	May 30, 2017	Apr. 13, 2017	Mar. 23, 2017	Dec. 08, 2016	Nov. 25, 2016	Nov. 17, 2016	Sep. 29, 2016	Sep. 23, 2016	Sep. 06, 2016	Jun. 16, 2016	May 26, 2016	Apr. 14, 2016	Mar. 30, 2016	Dec. 04, 2015	Nov. 13, 2015	Nov. 04, 2015	Sep. 26, 2015	Sep. 08, 2015	Jun. 20, 2015	Jun. 02, 2015	Apr. 11, 2015	Mar. 21, 2015	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2014	Dec. 31, 2011	Dec. 31, 2001
Disclosure of classes of share capital
Share capital at beginning of period																																	kr 30,751,327	[1]	kr 26,142,365		kr 24,352,769
Capital increase during the period	kr 28,000	kr 7,500	kr 2,500	kr 28,675	kr 1,500	kr 156,250			kr 4,375,000	kr 8,537	kr 5,000	kr 22,000	kr 9,500	kr 13,999	kr 57,913	kr 8,200	kr 1,475,221	kr 45,457	kr 7,400	kr 41,269	kr 43,071	kr 50,453	kr 46,613	kr 63,470	kr 176,456	kr 60,843	kr 150,702	kr 383,190	kr 46,521	kr 51,487	kr 106,220	kr 120,833
Share capital at end of period																																	30,786,827		30,751,327	[1]	26,142,365		kr 23,193,047
Changes in share capital																																	kr 2,862,000		kr 573,650,000		165,007,000		kr 0
Ordinary shares authorized																																	32,640,186		32,840,494
Shares issued																																	30,786,827		30,751,327
Overallotment option (as a percent)									15.00%
Sale of treasury shares							500,000	500,000
Proceeds from initial public offering							kr 567,100,000																										kr 0		kr 567,076,000	[1]	0	[1]
Expenses related to the private offering																																			kr 71,261,000		kr 7,861,000
Treasury shares (in shares)																																	64,223		64,223
Treasury shares held (as a percent)																																	0.20%		0.20%
Fair value of treasury shares																																	kr 5,300,000		kr 5,500,000
Treasury shares purchased																																	1,700,000							kr 400,000	kr 1,300,000
Private Placement
Disclosure of classes of share capital
Expenses related to the private offering								kr 71,500,000
Warrants
Disclosure of classes of share capital
Expenses related to the private offering								kr 100,000																									kr 100,000

[1]	See note 1 to the consolidated financial statements.